(LOGO)
THE YACKTMAN FUNDS

                                       -----------------------------------------
                                                                   ANNUAL REPORT
                                       -----------------------------------------
                                                               December 31, 1998

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
----------------------------------------
MESSAGE TO SHAREHOLDERS
----------------------------------------

Dear Fellow Shareholder:

  For investors who purchased shares at THE YACKTMAN FUND'S inception in July, 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $20.82 by the end of the fourth quarter of 1998 - representing an average annual return of about 12%.

  For investors who purchased shares at THE YACKTMAN FOCUSED FUND'S inception on May 1, 1997 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $12.07 by the end of the fourth quarter of 1998 - representing an average annual return of about 11.9%.

  1998 was an eventful year. For the first time in history the S&P 500 rose over 20% for the fourth year in a row. However, the increase was very unbalanced with the very large, marketable, growth stocks rising dramatically while many stocks actually declined. The median stock of the S&P 500 was only up 3.5%.

  An example of the unbalanced nature of the current stock market is to compare Franklin Covey with Amazon.com. While they are close in size as measured by revenues, Amazon.com is valued at about $25 billion and Franklin Covey about $500 million. Yet Franklin Covey has much better margins and makes an excellent return on tangible assets. Amazon.com is losing money.

  The total rise in the S&P 500 was caused by a rise in the multiplier or price/earnings (P/E) ratio. (Price is a function of earnings X price/earnings.) The improvement in estimated earnings of the businesses in the Funds from the beginning of 1998 to the beginning of 1999 was better than those of the S&P 500. However, the P/E ratio of the S&P went from 19.0 to 26.4 while the P/E ratios of the companies in the Funds, on average, went down. Thus, our Funds are now selling at 48% and 50% discounts to the S&P.

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------

---------------------------------------------------------------------------
                                         DISCOUNT                 DISCOUNT
                              12/97      FROM THE      12/98      FROM THE
                             P/E<F1>     S&P 500      P/E<F1>     S&P 500
                             RATIOS      P/E<F1>      RATIOS      P/E<F1>
---------------------------------------------------------------------------
The Yacktman Fund             14.9         22%         13.7         48%
The Yacktman Focused Fund     14.2         25%         13.1         50%
S&P 500                       19.0          -          26.4          -
<F1>P/E is Price/Earnings
--------------------------------------------------------------------------------
12/97 P/E ratios are based on estimates for 1998 and 12/98 P/E ratios are based on estimates for 1999. The estimated earnings for the above P/E ratios are provided by Zacks Investment Research, if available, or by internal estimates.
--------------------------------------------------------------------------------

  We feel such discounts are simply not sustainable since the businesses we own are both more profitable than and are growing faster than the S&P 500. To put this gap in valuations in perspective, had our Funds' P/E ratios discount to the S&P merely remained steady at 22% and 25%, the Funds' net asset values would be more than 40% higher today. If our Funds' P/E ratios went to parity with the S&P 500, their net asset values would be about 100% higher. Thus, we remain highly confident in our investment strategy of buying very profitable, unpopular businesses which have excellent long-term potential.

  I want to apologize for the many mailings we had to send out to complete the recent proxy solicitation. Having about twelve accounts in our household, I know what our mailbox looked like. We also got calls at dinnertime like you probably did. We want to thank you for your support in selecting new directors for the Funds. I have known each of these men for at least twenty years and can vouch for their integrity. They are outstanding men and will serve us all well.

Sincerely,

/s/Donald A. Yacktman


Donald A. Yacktman
President

--------------------------------------------------------------------------------

THE YACKTMAN FUND AVERAGE ANNUAL RETURNS
----------------------------------------
 One Year (1/1/98 - 12/31/98)       0.6%
 Three Years (1/1/96 - 12/31/98)   14.5%
 Five Years (1/1/94 - 12/31/98)    16.3%
 Since Inception (7/6/92)          12.0%


                   The Yacktman            S&P 500 Stock
                       Fund                  Index <F1>
                   ------------            -------------

7/6/92                10,000                   10,000
12/31/92              10,472                   10,679
12/31/93              9,783                    11,756
12/31/94              10,644                   11,911
12/31/95              13,881                   16,387
12/31/96              17,493                   20,150
12/31/97              20,691                   26,873
12/31/98              20,822                   34,552



THE YACKTMAN FOCUSED FUND AVERAGE ANNUAL RETURNS
------------------------------------------------
 One Year (1/1/98 - 12/31/98)             4.6%
 Since Inception (5/1/97)                11.9%

                   The Yacktman            S&P 500 Stock
                   Focused Fund              Index <F1>
                   ------------            -------------

5/1/97                10,000                   10,000
12/31/97              11,538                   12,256
12/31/98              12,067                   15,759


<F1> The S&P 500 is an unmanaged but commonly used measure of common stock total return performance.

Returns shown include the reinvestment of all dividends. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

THE YACKTMAN FUND
----------------------------------------
----------------------------------------
TOP TWELVE EQUITY HOLDINGS
December 31, 1998

--------------------------------------------------------------------------------
                               PERCENTAGE OF
                                NET ASSETS
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.           11.0%
First Data Corp.                   10.9%
Department 56, Inc.                10.6%
Dentsply International, Inc.        9.0%
Franklin Covey Co.                  7.8%
First Health Group Corp.            5.0%
United Asset Management Corp.       4.9%
Reebok International Ltd.           4.5%
Intimate Brands, Inc.               4.3%
Jostens, Inc.                       4.3%
Bandag, Inc., Class A               3.9%
Block H&R, Inc.                     3.4%
                                   -----
TOTAL                              79.6%

--------------------------------------------------------------------------------

----------------------------------------
----------------------------------------
PURCHASES & SALES
For the Quarter Ended December 31, 1998
--------------------------------------------------------------------------------
                                         NET SHARES                CURRENT
PURCHASES                                PURCHASED               SHARES HELD
--------------------------------------------------------------------------------
Luxottica Group ADR                         91,000                  400,000
--------------------------------------------------------------------------------
                                         NET SHARES                CURRENT
SALES                                       SOLD                 SHARES HELD
--------------------------------------------------------------------------------
American Media, Inc., Class A              203,200                  996,800
Bandag, Inc., Class A                      380,100                  347,700
Block H&R, Inc.                            170,000                  230,000
Clorox Co.                                 150,000                   50,000
Dentsply International, Inc.               681,700                1,070,000
Department 56, Inc.                        540,000                  870,000
First Data Corp.                         1,590,000                1,060,000
First Health Group Corp.                    80,000                  920,000
Franklin Covey Co.                         670,500                1,429,500
Fruit of the Loom, Inc.                    250,000                  650,000
Intimate Brands, Inc.                      711,800                  445,200
Jenny Craig, Inc.                           93,800                  750,000
Jostens, Inc.                              400,000                  500,000
King World Productions, Inc.                50,000                  200,000
Nielsen Media Research                      57,900                        -
Philip Morris Cos., Inc.                   870,000                  630,000
Reebok International Ltd.                  527,500                  922,500
Reuters Holdings ADS                       100,000                        -
Rollins, Inc.                              490,700                  450,000
Selective Insurance Group                  570,000                        -
Tupperware Corp.                           480,000                  300,000
United Asset Management Corp.              412,900                  580,000
Valassis Communications, Inc.              146,400                  189,000
--------------------------------------------------------------------------------

THE YACKTMAN FUND
----------------------------------------
----------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------
                                           NUMBER
                                         OF SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%

APPAREL/SHOES - 7.4%
Fruit of the Loom, Inc.<F1>                650,000             $  8,978,125
Reebok International Ltd.<F1>              922,500               13,722,187
                                                               ------------
                                                                 22,700,312
                                                               ------------

CONSUMER GOODS - 1.6%
Luxottica Group ADR                        400,000                4,800,000
                                                               ------------

EDUCATIONAL SERVICES - 12.0%
Franklin Covey Co.<F1><F2>               1,429,500               23,944,125
Jostens, Inc.                              500,000               13,093,750
                                                               ------------
                                                                 37,037,875
                                                               ------------

FINANCIAL SERVICES - 15.8%
First Data Corp.                         1,060,000               33,588,750
United Asset Management Corp.              580,000               15,080,000
                                                               ------------
                                                                 48,668,750
                                                               ------------

FOOD/TOBACCO - 11.0%
Philip Morris Cos., Inc.                   630,000               33,705,000
                                                               ------------

HOME FURNISHINGS - 10.6%
Department 56, Inc.<F1><F2>                870,000               32,679,375
                                                               ------------

HOUSEHOLD PRODUCTS - 3.5%
Clorox Co.                                  50,000                5,840,625
Tupperware Corp.                           300,000                4,931,250
                                                               ------------
                                                                 10,771,875
                                                               ------------

MEDIA - 3.7%
American Media, Inc., Class A<F1><F2>      996,800                5,544,700
King World Productions, Inc.<F1>           200,000                5,887,500
                                                               ------------
                                                                 11,432,200
                                                               ------------

MEDICAL SERVICES - 5.0%
First Health Group Corp.<F1>               920,000               15,237,500
                                                               ------------

--------------------------------------------------------------------------------
                                           NUMBER
                                         OF SHARES                VALUE
--------------------------------------------------------------------------------

MEDICAL SUPPLIES - 9.0%
Dentsply International, Inc.             1,070,000              $27,552,500
                                                               ------------

RETAILING - 4.3%
Intimate Brands, Inc.                      445,200               13,300,350
                                                               ------------

SERVICES - 10.6%
Block H&R, Inc.                            230,000               10,350,000
Jenny Craig, Inc.<F1>                      750,000                4,500,000
Rollins, Inc.                              450,000                7,875,000
Valassis Communications, Inc.<F1>          189,000                9,757,125
                                                               ------------
                                                                 32,482,125
                                                               ------------

TIRES AND RUBBER - 3.9%
Bandag, Inc., Class A<F2>                  347,700               12,126,038
                                                               ------------

Total Common Stocks
  (cost $255,894,079)                                           302,493,900
                                                               ------------

Other Assets less Liabilities - 1.6%                              4,936,440
                                                               ------------

Net Assets - 100% (equivalent
  to $11.61 per share based on
  26,489,936 shares outstanding)                               $307,430,340
                                                               ============

<F1> Non-income producing
<F2> Affiliated company - See Note 7

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
----------------------------------------
----------------------------------------
PURCHASES & SALES
For the Quarter Ended December 31, 1998
--------------------------------------------------------------------------------
                                         NET SHARES                CURRENT
PURCHASES                                PURCHASED               SHARES HELD
--------------------------------------------------------------------------------
No equity securities were purchased during the quarter ended December 31, 1998.
--------------------------------------------------------------------------------
                                         NET SHARES                CURRENT
SALES                                       SOLD                 SHARES HELD
--------------------------------------------------------------------------------
Dentsply International, Inc.                60,000                   50,000
Department 56, Inc.                        190,000                  160,000
First Data Corp.                           135,000                   75,000
First Health Group Corp.                    24,000                   81,000
Franklin Covey Co.                          90,000                  130,000
Fruit of the Loom, Inc.                     28,000                   72,000
Intimate Brands, Inc.                       55,200                   44,800
Jostens, Inc.                               55,000                   45,000
Philip Morris Cos., Inc.                   115,000                   50,000
Reebok International Ltd.                   12,500                   87,500
Rollins, Inc.                               90,000                   50,000
United Asset Management Corp.               60,000                   50,000
--------------------------------------------------------------------------------

----------------------------------------
----------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1998
--------------------------------------------------------------------------------
                                           NUMBER
                                         OF SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 83.4%

APPAREL/SHOES - 8.4%
Fruit of the Loom, Inc.<F1>                 72,000             $    994,500
Reebok International Ltd.<F1>               87,500                1,301,563
                                                               ------------
                                                                  2,296,063
                                                               ------------

EDUCATIONAL SERVICES - 12.2%
Franklin Covey Co.<F1>                     130,000                2,177,500
Jostens, Inc.                               45,000                1,178,437
                                                               ------------
                                                                  3,355,937
                                                               ------------

FINANCIAL SERVICES - 13.4%
First Data Corp.                            75,000                2,376,562
United Asset Management Corp.               50,000                1,300,000
                                                               ------------
                                                                  3,676,562
                                                               ------------

FOOD/TOBACCO - 9.8%
Philip Morris Cos., Inc.                    50,000                2,675,000
                                                               ------------

HOME FURNISHINGS - 21.9%
Department 56, Inc.<F1>                    160,000                6,010,000
                                                               ------------

MEDICAL SERVICES - 4.9%
First Health Group Corp.<F1>                81,000                1,341,563
                                                               ------------

MEDICAL SUPPLIES - 4.7%
Dentsply International, Inc.                50,000                1,287,500
                                                               ------------

RETAILING - 4.9%
Intimate Brands, Inc.                       44,800                1,338,400
                                                               ------------

SERVICES - 3.2%
Rollins, Inc.                               50,000                  875,000
                                                               ------------

Total Common Stocks
  (cost $22,476,539)                                             22,856,025
                                                               ------------

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
----------------------------------------
----------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 1998
--------------------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT                 VALUE
--------------------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 13.8%

American Family Financial Services        $313,463              $   313,463
General Mills, Inc.                        593,596                  593,596
Pitney Bowes Credit Corp.                  765,816                  765,816
Sara Lee Corp.                             700,058                  700,058
Warner-Lambert, Inc.                       549,533                  549,533
Wisconsin Corp. Central Credit Union       194,452                  194,452
Wisconsin Electric Power Co.               676,611                  676,611
                                                               ------------

Total Demand Notes
  (cost $3,793,529)                                               3,793,529
                                                               ------------

--------------------------------------------------------------------------------
                                           NUMBER
                                        OF CONTRACTS              VALUE
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.2%

Philip Morris Cos., Inc.
  Expiring Jan. 1999 @ $33.375                 600                   15,000
  Expiring Jan. 2000 @ $30.00                  200                   10,000
  Expiring Jan. 2000 @ $35.00                  200                   16,250
                                                               ------------

Total Put Options Purchased
   (cost $228,912)                                                   41,250
                                                               ------------

Total Investments - 97.4%
   (cost $26,498,980)                                            26,690,804

Other Assets less Liabilities  - 2.6%                               716,522
                                                               ------------

Net Assets - 100% (equivalent
  to $11.62 per share based on
  2,359,438 shares outstanding)                                 $27,407,326
                                                               ============

<F1> Non-income producing

See notes to financial statements

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                      This page intentionally left blank.
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

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
December 31, 1998
--------------------------------------------------------------------------------
                                        THE YACKTMAN           THE YACKTMAN
                                            FUND               FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value
  Nonaffiliated issuers
  (cost $189,681,991, and
       $26,498,980, respectively)     $228,199,662              $26,690,804
     Affiliated issuers
       (cost $66,212,088, and
       $0, respectively)                74,294,238                        -
  Receivable for securities sold         4,542,080                  605,789
  Receivable for fund shares issued      1,249,610                   20,659
  Dividends and interest receivable        742,506                   52,441
  Other assets                              36,868                   22,933
  Due from adviser                               -                  205,023
                                      ------------             ------------
       Total Assets                    309,064,964               27,597,649
                                      ------------             ------------

LIABILITIES:
  Payable for fund shares redeemed         543,682                   31,863
  Accrued printing expense                 434,425                   45,048
  Accrued professional fees                289,315                   64,164
  Accrued investment
     advisory fees                         182,362                        -
  Other accrued expenses                   184,840                   49,248
                                      ------------             ------------
       Total Liabilities                 1,634,624                  190,323
                                      ------------             ------------
NET ASSETS                            $307,430,340              $27,407,326
                                      ============             ============

NET ASSETS CONSIST OF:
  Capital stock                       $260,020,640              $27,913,701
  Undistributed net
     investment income                           -                    4,341
  Undistributed net realized
     gains (losses)                        809,879                (702,540)
  Net unrealized appreciation
     on investments                     46,599,821                  191,824
                                      ------------             ------------
       Total Net Assets               $307,430,340              $27,407,326
                                      ============             ============

CAPITAL STOCK, $.0001 par value
  Authorized                           500,000,000              500,000,000
  Issued and outstanding                26,489,936                2,359,438

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                    $11.61                   $11.62
                                            ======                   ======

See notes to financial statements

-------------------------------------------------------------------------------

----------------------------------------
----------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------
                                        THE YACKTMAN           THE YACKTMAN
                                            FUND               FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income (See Note 7)   $  13,494,477<F1>              $   587,313
  Interest income                        1,275,882                  424,897
                                     -------------             ------------
                                        14,770,359                1,012,210
                                     -------------             ------------

EXPENSES:
  Investment advisory fees               4,644,643                  584,540
  Professional fees                      1,077,715                  173,328
  Shareholder servicing fees             1,015,908                  111,855
  Reports to shareholders                  786,114                   84,434
  12b-1 plan distribution fees             405,796                        -
  Administration and
     accounting fees                       314,789                   50,000
  Custody fees                             137,915                   16,822
  Federal and state
     registration fees                      39,795                   27,193
  Directors' fees and expenses              35,941                    3,244
  Miscellaneous costs                       70,627                    7,803
                                     -------------             ------------
  Total expenses before reductions
     and reimbursements                  8,529,243                1,059,219
  Expense reductions (See Note 6)        (144,424)                        -
  Expense reimbursements
     (See Note 4)                                -                (328,543)
                                     -------------             ------------

  Net expenses                           8,384,819                  730,676
                                     -------------             ------------

NET INVESTMENT INCOME                    6,385,540                  281,534
                                     -------------             ------------

REALIZED AND UNREALIZED GAIN
(LOSS):
  Net realized gain (loss) on:
     Investments (See Note 7)          117,189,782                (468,328)
     Written put options                         -                   14,957
  Change in unrealized
     appreciation on
     investments                     (140,832,711)                (150,767)
                                     -------------             ------------

  Net loss                            (23,642,929)                (604,138)
                                     -------------             ------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $(17,257,389)             $  (322,604)
                                     =============             ============

<F1> Net of $62,527 in foreign withholding taxes

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        THE YACKTMAN
                                                            THE YACKTMAN FUND                           FOCUSED FUND
---------------------------------------------      -------------------------------------  ---------------------------------------
                                                          YEAR                YEAR                YEAR          MAY 1, 1997 <F1>
                                                         ENDED               ENDED               ENDED              THROUGH
                                                     DEC. 31, 1998       DEC. 31, 1997       DEC. 31, 1998       DEC. 31, 1997
---------------------------------------------      -------------------------------------  -----------------------------------------
OPERATIONS:
  Net investment income                             $   6,385,540       $  15,666,225       $     281,534       $     223,785
  Net realized gain (loss) on investments
     and written put options                          117,189,782         105,107,464           (453,371)           1,325,551
  Change in net unrealized appreciation
     on investments and written put options         (140,832,711)          43,289,598           (150,767)             342,591
                                                   --------------      --------------      --------------      --------------
  Net increase (decrease) in net assets
     resulting from operations                       (17,257,389)         164,063,287           (322,604)           1,891,927
                                                   --------------      --------------      --------------      --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                            86,130,974         519,726,430          32,292,848          62,749,613
  Proceeds from reinvestment of dividends              56,952,842         111,934,459             326,022           1,425,206
                                                   --------------      --------------      --------------      --------------
                                                      143,083,816         631,660,889          32,618,870          64,174,819

  Payments for shares redeemed                      (839,635,901)       (348,444,175)        (62,964,728)         (6,062,180)
                                                   --------------      --------------      --------------      --------------
  Net increase (decrease)                           (696,552,085)         283,216,714        (30,345,858)          58,112,639
                                                   --------------      --------------      --------------      --------------

DIVIDENDS PAID FROM:
  Net investment income                               (6,409,477)        (15,657,189)           (249,256)           (243,505)
  Net realized gains                                 (54,490,030)       (105,100,153)           (121,017)         (1,315,000)
                                                   --------------      --------------      --------------      --------------
                                                     (60,899,507)       (120,757,342)           (370,273)         (1,558,505)
                                                   --------------      --------------      --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (774,708,981)         326,522,659        (31,038,735)          58,446,061

NET ASSETS:
  Beginning of period                               1,082,139,321         755,616,662          58,446,061                   -
                                                   --------------      --------------      --------------      --------------

  End of period (including undistributed
     net investment income of $0, $23,937,
     $4,341 and $1,476, respectively)              $  307,430,340      $1,082,139,321         $27,407,326         $58,446,061
                                                   ==============      ==============      ==============      ==============

TRANSACTIONS IN SHARES:
  Shares sold                                           6,142,954          35,997,446           2,782,296           5,618,285
  Issued in reinvestment of dividends                   4,821,905           7,895,132              28,033             125,719
  Shares redeemed                                    (61,477,171)        (23,525,455)         (5,663,019)           (531,876)
                                                   --------------      --------------      --------------      --------------
  Net increase (decrease)                            (50,512,312)          20,367,123         (2,852,690)           5,212,128
                                                   ==============      ==============      ==============      ==============

<F1> Commencement of operations

See notes to financial statements

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

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout each period.

                                                                              THE YACKTMAN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                           YEAR                YEAR                YEAR                YEAR                YEAR
                                          ENDED               ENDED               ENDED               ENDED               ENDED
                                      DEC. 31, 1998       DEC. 31, 1997       DEC. 31, 1996       DEC. 31, 1995       DEC. 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                              $14.05              $13.34              $12.09              $10.05               $9.56

Income from investment
  operations:
  Net investment income                    0.11                0.22                0.24                0.22                0.22
  Net realized and unrealized
     gain (loss) on investments          (0.04)                2.21                2.90                2.81                0.61
                                     ----------          ----------          ----------          ----------          ----------
  Total from investment
     operations                            0.07                2.43                3.14                3.03                0.83
                                     ----------          ----------          ----------          ----------          ----------

Less distributions:
  Dividends from net
     investment income                   (0.11)              (0.22)              (0.24)              (0.22)              (0.22)
  Distributions from net
     realized gains                      (2.40)              (1.50)              (1.65)              (0.77)              (0.12)
                                     ----------          ----------          ----------          ----------          ----------
  Total distributions                    (2.51)              (1.72)              (1.89)              (0.99)              (0.34)
                                     ----------          ----------          ----------          ----------          ----------
Net asset value, end of
  period                                 $11.61              $14.05              $13.34              $12.09              $10.05
                                     ==========          ==========          ==========          ==========          ==========

Total Return                              0.64%              18.28%              26.02%              30.42%               8.80%
                                     ==========          ==========          ==========          ==========          ==========

Supplemental data and ratios:
  Net assets, end of period (000s)     $307,430          $1,082,139            $755,617            $566,723            $295,133
                                     ==========          ==========          ==========          ==========          ==========
  Ratio of expenses before expense
     reductions to average net assets
     (See Note 6)                         1.16%               0.90%               0.96%               0.99%               1.07%
                                     ==========          ==========          ==========          ==========          ==========
  Ratio of net expenses to average
     net assets                           1.14%               0.86%               0.90%               0.91%               1.07%
                                     ==========          ==========          ==========          ==========          ==========
  Ratio of net investment income
     to average net assets                0.87%               1.54%               1.80%               2.02%               2.49%
                                     ==========          ==========          ==========          ==========          ==========

  Portfolio turnover rate                14.32%              69.13%              58.54%              55.37%              49.44%
                                     ==========          ==========          ==========          ==========          ==========

See notes to financial statements

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

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)
For a fund share outstanding throughout each period.

                                                      THE YACKTMAN
                                                      FOCUSED FUND
-------------------------------------------------------------------------------
                                                YEAR          MAY 1, 1997 <F1>
                                                ENDED              THROUGH
                                            DEC. 31, 1998       DEC. 31, 1997
--------------------------------------------------------------------------------
Net asset value, beginning
  of period                                      $11.21              $10.00

Income from investment
  operations:
  Net investment income                            0.05                0.07
  Net realized and unrealized
     gains on investments                          0.46                1.47
                                             ----------          ----------
  Total from investment
     operations                                    0.51                1.54
                                             ----------          ----------

Less distributions:
  Dividends from net
     investment income                           (0.05)              (0.07)
  Distributions from net
     realized gains                              (0.05)              (0.26)
                                             ----------          ----------
  Total distributions                            (0.10)              (0.33)
                                             ----------          ----------
Net asset value, end of
  period                                         $11.62              $11.21
                                             ==========          ==========

Total Return                                      4.58%          15.38%<F2>
                                             ==========          ==========

Supplemental data and ratios:
  Net assets, end of period (000s)              $27,407             $58,446
                                             ==========          ==========
  Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                          1.81%               1.71%
                                             ==========          ==========
  Ratio of net expenses to average
     net assets                                   1.25%           1.25%<F3>
                                             ==========          ==========
  Ratio of net investment income
     to average net assets                        0.48%           1.02%<F3>
                                             ==========          ==========

  Portfolio turnover rate                        49.26%              60.43%
                                             ==========          ==========

<F1> Commencement of operations
<F2> Not annualized
<F3> Annualized
See notes to financial statements

----------------------------------------
----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1998
--------------------------------------------------------------------------------
1.  ORGANIZATION
The Yacktman Funds, Inc. (the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund and commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term growth of capital with current income as a secondary objective. Yacktman Asset Manage ment Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method. Variable rate demand notes are valued at cost which approximates market value. Put options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, put options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 1998
--------------------------------------------------------------------------------
B) PUT OPTIONS - Premiums received by The Yacktman Focused Fund upon writing put options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires or is closed, the Fund realizes a gain or loss, and the liability is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security acquired. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss, which is limited to the strike price of the option, would be reduced by the amount of the option premium received. The Yacktman Focused Fund's activity in written put options for the year ended December 31, 1998 was as follows:

                                        NUMBER OF
                                        CONTRACTS            PREMIUMS
Options outstanding at 12/31/97             1,250           $296,864
Options written                               800            122,371
Options closed                            (1,350)          (272,241)
Options exercised                           (450)          (111,683)
Options expired                             (250)           (35,311)
                                       ----------         ----------
Options outstanding at 12/31/98                 -         $        -
                                       ==========         ==========

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The Funds also utilize earn-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Accordingly, at December 31, 1998 reclassifications were recorded to decrease undistributed net investment income by $0 and $29,413, decrease undistributed net realized gains by $61,443,982 and $138,703 and increase capital stock by $61,443,982 and $168,116 for The Yacktman Fund and The Yacktman Focused Fund, respectively. For the year ended December 31, 1998, The Yacktman Fund designated $116,622,514 as capital gain distributions for purposes of the dividends paid deduction.

E) OTHER - Investment transactions are accounted for on the trade date. The Funds determine gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term securities, for the Funds for the year ended December 31, 1998 were as follows:

                                       THE YACKTMAN      THE YACKTMAN
                                           FUND          FOCUSED FUND
Purchases
  U.S. Government                               -                  -
  Other                              $100,694,119        $24,365,326
Sales
  U.S. Government                       4,500,000                  -
  Other                               780,686,766         48,190,108

At December 31, 1998 gross unrealized appreciation and depreciation on investments on a tax basis were as follows:

                                       THE YACKTMAN     THE YACKTMAN
                                           FUND         FOCUSED FUND

Appreciation                          $78,943,387         $4,198,297
Depreciation                         (32,377,287)        (4,100,071)
                                     ------------       ------------
  Net appreciation on investments     $46,566,100        $    98,226
                                     ============       ============

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 1998
--------------------------------------------------------------------------------
The cost of investments for federal income tax purposes was $255,927,800 and $26,592,578 for The Yacktman Fund and The Yacktman Focused Fund, respectively. For the year ended December 31, 1998, 100% of dividends paid from net investment income, excluding short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund qualify for the dividends received deduction available to corporate shareholders (unaudited).

4.  INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets.

5.  DISTRIBUTION PLAN
The Yacktman Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan, however, was terminated November 24, 1998, as a result of a special meeting of shareholders. For the year ended December 31, 1998, payments under the Plan represented 0.06% per annum of the Fund's total average net assets. Such payments may not exceed 0.25% of the average daily net assets of the Fund. Payments were made only to distributors employed by the Fund with respect to shares beneficially owned by each such distributor's brokerage clients who established their Fund accounts PRIOR TO December 31, 1992.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6.  EXPENSE REDUCTIONS
The Adviser has directed certain of The Yacktman Fund portfolio trades to brokers at best price and execution and has generated directed brokerage credits to be used against sub-transfer agency fees. Shareholders benefit under this arrangement as the net expenses of The Yacktman Fund do not include such sub-transfer agency fees. For the year ended December 31, 1998, The Yacktman Fund's expenses were reduced $144,424 by utilizing directed brokerage credits resulting in an expense ratio of 1.14% being charged to shareholders. In accordance with Securities and Exchange Commission requirements, such amount is required to be shown as an expense and has been included in shareholder servicing fees in the Statement of Operations.

7.  TRANSACTIONS WITH AFFILIATES
The following is an analysis of transactions for the period ended December 31, 1998 for The Yacktman Fund with "affiliated companies" (an affiliated company is defined by the 1940 Act as a company in which a Fund owns 5% or more of that company's outstanding voting shares):

                                                                                                                Amount of
                                                                                                                  Gain
                                                                                              Amount of          (Loss)
                                                                                              Dividends         Realized
                                                  Share Activity                               Credited         on Sale
                         --------------------------------------------------------------       to Income        of Shares
                           Balance                                             Balance        in Fiscal        in Fiscal
Security Name             12/31/97          Purchases           Sales          12/31/98          1998             1998
------------------       -----------       -----------       -----------     -----------     -----------      -----------
American Media,
   Inc., Class A          1,200,000               --           203,200          996,800                --    $  (479,812)
Bandag, Inc.,
   Class A                  734,700               --           387,000          347,700          $705,222     (6,858,696)
Department 56, Inc.       1,790,000           70,000           990,000          870,000                --       9,924,193
Franklin Covey Co.        2,270,000           86,400           926,900        1,429,500                --     (2,938,276)
International Dairy
   Queen, Inc.              795,000               --           795,000               --                --       6,105,751
                                                                                             ------------    ------------
                                                                                                 $705,222      $5,753,160
                                                                                             ============    ============

------------------------------------------------------------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
----------------------------------------
----------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
THE YACKTMAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Yacktman Fund and The Yacktman Focused Fund (constituting The Yacktman Funds, Inc., hereafter referred to as the "Funds") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP


Milwaukee, Wisconsin
January 28, 1999

--------------------------------------------------------------------------------

----------------------------------------
----------------------------------------
RESULTS OF A SPECIAL
MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------
A special meeting of the shareholders of the Funds was held on November 24, 1998.

The matters voted on by the shareholders of record as of October 12, 1998 and the results of the vote at the shareholder meeting held November 24, 1998 were as follows:

1. PROPOSAL TO REMOVE ALL CURRENT DIRECTORS OF THE FUNDS OTHER THAN RONALD BALL AND DONALD YACKTMAN
                                 For          Against        Abstain
                              ----------     ----------     ----------
                              21,391,378     2,717,048       180,877

2. PROPOSAL TO AMEND THE FUNDS' BYLAWS TO REDUCE THE NUMBER OF DIRECTORS OF THE FUNDS FROM SIX TO FIVE
                                 For          Against        Abstain
                              ----------     ----------     ----------
                              21,210,980     2,821,739       256,586

3. ELECTION OF DIRECTORS<F1>
                                                For          Withheld
                                             ----------     ----------
   Bruce B. Bingham                          21,279,348     3,009,957
   Albert J. Malwitz                         21,279,348     3,009,957
   George J. Stevenson III                   21,277,946     3,011,359

<F1> The term of office as Directors of Donald A. Yacktman and Ronald W. Ball continued after the meeting.

--------------------------------------------------------------------------------

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

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



          FOR FUND INFORMATION AND
          SHAREHOLDER SERVICES, CALL
          1-800-525-8258
          WEB SITE: WWW.YACKTMAN.COM



          THE YACKTMAN FUNDS, INC.
          Shareholder Services Center
          615 East Michigan Street, 3rd Floor
          Milwaukee, Wisconsin 53201-5207

          ----------------------------------------------------------------------
          YA-408-0299